INCOME TAXES (Details) - Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	$ 16,509	$ 5,076
Domestic - Israel [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	12,156	4,769
Foreign- Cayman Islands [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	4,161	0
Foreign - Chinese Subsidiary [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	$ 192	$ 307